BUSINESS ACQUISITIONS/DISPOSITIONS (Provisional amounts recognized for the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands	3 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Dec. 10, 2021	Jan. 03, 2021
Acquisition-date fair value of total consideration transferred [abstract]
Right-of-use assets	$ 77,958	$ 92,447		$ 59,445
Goodwill	271,677	$ 283,815
Phoenix Sanford, LLC
Acquisition-date fair value of total consideration transferred [abstract]
Inventories			$ 23,799
Prepaid expenses, deposits and other current assets(1)			29,845
Property, plant and equipment			64,306
Right-of-use assets			43,539
Other non-current assets			9
Assets acquired			161,498
Accounts payable and accrued liabilities			(30,191)
Current portion of lease obligations			(1,940)
Lease obligations			(41,599)
Deferred income taxes(2)			(2,733)
Liabilities assumed			(76,463)
Goodwill			78,933
Net assets acquired at fair value			163,968
Cash consideration paid at closing, net of cash acquired			167,040
Settlement of pre-existing relationships			(3,072)
Consideration transferred			163,968
Trade accounts receivable			$ 26,200
Increase in goodwill	1,800
Increase in deferred tax liability	$ 1,800